Warrants Liability (Narrative) (Details)				1 Months Ended		12 Months Ended
	Aug. 06, 2020 USD ($) shares	Jun. 08, 2020 CAD ($)	Jun. 08, 2020 USD ($)	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020
Warrant [Line Items]
Expected life (years)								5 years
Warrant liability						$ 243,594	$ 765,403
Gain on change in fair value						$ 521,809	$ 682,507
Exercise price of warrants liability | $ / shares						$ 4.26	$ 4.26
Underlying share price of warrants liability | $ / shares						$ 0.79	$ 1.02
Risk-free interest rate of warrants liability						4.07%	1.22%
Annualized volatility						96.00%	120.00%
Class B share capital
Warrant [Line Items]
Issuance of common stock of direct offering | shares	2,762,430			4,318,179	2,762,430
Issuance of warrants of direct offering | shares	1,381,215			3,454,543	1,381,215
Proceeds from direct offering	$ 9,999,997	$ 10,125,000	$ 7,617,038	$ 9,499,994	$ 9,999,997
Exercise price of warrants issued | $ / shares					$ 4.26
Expected life (years)					5 years
Transaction costs allocated to warrants	284,049
Fair value of warrant liability	$ 3,289,069